Employee Benefit Plans (Reconciliation of Level 3 Assets) (Details) (Pension Benefits [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 529.1		$ 489.2
Foreign currency exchange rate changes	(2.9)		(15.0)
Fair value of plan assets at end of year	520.8		529.1
Alternative Investments [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	119.8	[1]	126.2
Miscellaneous Investments [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	21.1		18.9
Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	145.1		144.3
Actual return on plan assets relating to assets still held at reporting date	(2.4)		8.5
Actual return on plan assets relating to assets sold during period	(0.3)		0.4
Purchases, sales and/or settlements	15.2		(1.5)
Transfers in and/or out of Level 3	(15.6)		(2.0)
Foreign currency exchange rate changes	(1.1)		(4.6)
Fair value of plan assets at end of year	140.9		145.1
Level 3 [Member] | Alternative Investments [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	126.2		127.6
Actual return on plan assets relating to assets still held at reporting date	(4.0)		7.7
Actual return on plan assets relating to assets sold during period	(0.3)		0.4
Purchases, sales and/or settlements	13.9		(3.1)
Transfers in and/or out of Level 3	(15.6)		(2.0)
Foreign currency exchange rate changes	(0.4)		(4.4)
Fair value of plan assets at end of year	119.8	[1]	126.2
Level 3 [Member] | Miscellaneous Investments [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	18.9		16.7
Actual return on plan assets relating to assets still held at reporting date	1.6		0.8
Purchases, sales and/or settlements	1.3		1.6
Foreign currency exchange rate changes	(0.7)		(0.2)
Fair value of plan assets at end of year	$ 21.1		$ 18.9

[1]	23% of "alternative investments" are in multi-strategy funds; 17% are in long-short equity funds; 15% are in event-driven funds; 15% are in relative value funds; 13% are in credit funds; and 17% are distributed in hedged and non-hedged funds.